OTHER COMPREHENSIVE INCOME - AOCI Attributable to Shareholders (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
AOCI attributable to the shareowners of The Coca-Cola Company
Accumulated other comprehensive income (loss)	$ (16,843)	$ (14,275)
Total Equity Attributable To Shareowners Of The Coca-Cola Company
AOCI attributable to the shareowners of The Coca-Cola Company
Net foreign currency translation adjustments	(15,610)	(12,726)
Accumulated net gains (losses) on derivatives	116	(154)
Unrealized net gains (losses) on available-for-sale debt securities	(64)	(1)
Adjustments to pension and other postretirement benefit liabilities	(1,285)	(1,394)
Accumulated other comprehensive income (loss)	$ (16,843)	$ (14,275)